March 24, 2006	Hayden J. Trubitt
hayden.trubitt@hellerehrman.com
Direct +1.858.450.5754
Direct Fax +1.858.587.5903
Main +1.858.450.8400

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

Station Place

100 F Street, N.E.

Washington, D.C. 20549

Attn: William A. Bennett, Esq.

Re:	Path 1 Network Technologies Inc.

Amendment No. 1 to Registration Statement on Form S-3

Filed February 28, 2006

File No. 333-130876

Ladies and Gentlemen:

On behalf of Path 1 Network Technologies Inc. (the “Company”), this letter responds to the comments of the Staff of the Securities and Exchange Commission (the “Staff”) set forth in the letter dated March 10, 2006 relating to the above-referenced registration statement on Form S-3 (the “Form S-3”). On behalf of the Company, we are concurrently filing Amendment No. 2 to the Form S-3 (the “Amendment”).

Set forth in italicized print below are the Staff’s comments, as set forth in the letter dated March 10, 2006, followed by the Company’s responses.

General

1.	We note you are attempting to register 99,253 shares of common stock issuable in satisfaction of anti-dilution provisions of the secured convertible term notes. However because you “have no current intention of issuing any material amount of securities for a consideration per share less than the fixed conversion price” and the amount being registered is an “arbitrary” amount, it is premature to register these shares in this offering pursuant to Rule 415 of Regulation C. Therefore, please remove these shares from the registration statement.

The Company has complied with this request.

2.	The financial statements contained in the registration statement must be updated to reflect audited numbers for the year ended December 31, 2005. See SEC Phone Interpretations Manual, phone interpretation #8 under Form S-3.

The Company has complied with this request, via incorporation by reference from the Company’s Form 10-K filed March 23, 2006.

Prospectus Summary

3.	Disclose the date on which the escrowed funds were released to the Company.

The Company has complied with this request.

Risk Factors, page 2

4.	We note that the Company is paying liquidated damages to the selling shareholders. Please disclose this fact, and its material impact on your liquidity.

The Company has complied with this request.

An ongoing lawsuit with…page 2

5.	Please quantify the amount of cash and/or stock that has been paid, or will be paid, in settlement of the lawsuit filed by Castle Creek, which we note has been extended to all holders of the Series B 7% Convertible Preferred. Highlight the dilutive affect this settlement will have and its effect on the Company’s ability to raise additional capital in the future. Provide similar disclosure regarding your settlement offer to the holders of the Series A 7% Convertible Preferred, which we note has not been accepted. Please update the disclosure to reflect any recent developments.

The Company has complied with this request.

We need to raise additional capital in the very near future, page 3

6.	Please describe what a “going concern” qualification means.

The Company has complied with this request.

Our window of opportunity may be shrinking, page 3

7.	We note your added disclosure regarding a “former employee” who embezzled approximately $250,000 from the Company. Expand to identify this employee and whether these funds have been recouped. Disclose whether this crime was perpetrated on the Company due to a breakdown in the Company’s internal control over financial reporting and evidence of a material weakness in the same.

The Company has complied with this request.

*        *        *

If you have any questions or further comments relating to the foregoing matter, please contact the undersigned at (858) 450-5754. Your assistance in this matter is greatly appreciated.

Sincerely,

/s/ Hayden J. Trubitt
Hayden J. Trubitt

cc:	Thomas Tullie, Path 1 Network Technologies Inc.

Larry Spirgel, SEC

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